Document and Entity Information	12 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Document Type	S-1
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Emerging Growth Company	false
Entity Small Business	true
Incorporation state country code	MA